Taxes and contributions	12 Months Ended
Dec. 31, 2021
Taxes and contributions [Abstract]
Taxes and contributions

17. Taxes and contributions

	December 31, 2021	December 31, 2020
Taxes
Services tax and other (i)	171,902	157,066
Value-added tax on sales and services (ii)	117	29,678
Social integration program (iii)	26,832	24,984
Social contribution on revenues (iii)	164,330	153,626
Income tax and social contribution (iv)	31,865	6,336
Other	12,479	8,841
	407,525	380,531

	December 31, 2021	December 31, 2020
Judicial deposits (v)
Services tax (i)	(159,101)	(150,121)
Value-added tax on sales and services (ii)	—	(29,114)
Social integration program (iii)	(25,789)	(24,498)
Social contribution on revenues (iii)	(158,701)	(150,756)
	(343,591)	(354,489)
	63,934	26,042

(i)Refers to tax on revenues.
(ii)In March 2021, there was a decision taken by Brazilian Supreme Court related to Value-added Tax on Sales and Services (ICMS), that beneficiated the Company. For this reason, the Company reversed the provision in the amount of R$29,114. Consequently, as the Company does not have this amount recorded in liability to make the offset with judicial deposits, the deposit is now being presented in the non-current assets as Judicial Deposits, until the withdrawal of these amounts.
(iii)Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)Refers to the income tax and social contribution payable.
(v)